Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenues:
Total net revenues	¥ 4,015,794	$ 630,166	¥ 2,526,806	¥ 1,207,410
Cost of revenues:
Total cost of revenues	¥ 2,026,956	$ 318,074	¥ 1,419,369	¥ 872,365
Gross margin:
Total gross margin	50.00%	50.00%	44.00%	28.00%
Learning services [Member]
Net revenues:
Total net revenues	¥ 2,441,421	$ 383,112	¥ 1,513,960	¥ 602,353
Cost of revenues:
Total cost of revenues	¥ 980,700	$ 153,893	¥ 716,504	¥ 451,164
Gross margin:
Total gross margin	60.00%	60.00%	53.00%	25.00%
Smart devices [Member]
Net revenues:
Total net revenues	¥ 980,424	$ 153,850	¥ 539,962	¥ 152,044
Cost of revenues:
Total cost of revenues	¥ 618,925	$ 97,123	¥ 355,970	¥ 107,609
Gross margin:
Total gross margin	37.00%	37.00%	34.00%	29.00%
Online marketing services [Member]
Net revenues:
Total net revenues	¥ 593,949	$ 93,204	¥ 472,884	¥ 453,013
Cost of revenues:
Total cost of revenues	¥ 427,331	$ 67,058	¥ 346,895	¥ 313,592
Gross margin:
Total gross margin	28.00%	28.00%	27.00%	31.00%